SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

1)        Equity Investment

On June 3, 2013, the Company consummated the transactions provided for in a share purchase agreement dated as of April 28, 2013, an amendment to share purchase agreement as of May 24, 2013 and a supplementary agreement dated as of May 31, 2013 (collectively “SummitView SPA”), between the Company and SummitView, regarding the issuance and sale of 30,801,128 Class A Ordinary Shares of the Company to SummitView for a total purchase consideration of approximately RMB 130,823 (US$ 21,000) and the Company has received approximately RMB 62,301(US$ 10,000) with RMB 68,622 (US$ 11,000) outstanding by end of 2013.

On May 5 2014, both parties agreed that SummitView retains 14,667,203 Class A Ordinary Shares issued to them, based on the receipt of RMB 62,301(US$ 10,000), and that the remaining Class A Ordinary Shares were surrendered and cancelled.

2)        Disposal of 21st Century School

In April 2013, the Company entered into a disposal agreement with Xihua Group, pursuant to which, Ambow disposed the remaining fourteen-year operating rights to Xihua Group at a consideration of RMB 60,000.  The disposal has completed and the Company has received the consideration in full by the date of issuance of financial statements.

3)        Disposal of Taishidian Holding

The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013. As of disposal date, the net assets of Taishidian Holding attributable to Ambow amounted to RMB 148,868, and the amount due from Taishidian Holding approximates RMB 143,233. Management is in the process negotiating with Kunshan Venture to finalize the consideration, estimating the recoverable value to be approximately RMB 110,000, The disposal loss was recognized in the consolidated statement of operations and other comprehensive income (loss) for the year ended December 31, 2013. .

4)        Lost control over certain schools

The Group ceased to having financial controlling interest over certain schools in 2013, including Tianjin Huaying, Guangzhou ZS Career Enhancement, Guangzhou DP Tutoring, with total net revenue from these schools of RMB 60,535 for the year ended December 31, 2012, and net asset of RMB 110,297 as of December 31, 2012.

5)        IFC Loan

In April 2013, the Group signed an amendment agreement with International Finance Corporation (“IFC”). Pursuant to the amendment agreement, the disbursed IFC loan of US$ 20,000 will be repaid based on an agreed schedule before September 30, 2013. The Group has subsequently repaid approximately RMB 18,690 (US$ 3,000), with approximately RMB 105,912 (US$ 17,000) outstanding.

On March 9, 2014, the Group executed an exclusivity agreement with CEIHL, the secured creditor of the Company. In return for continued forbearance under the loan facility between the Company and IFC, which was transferred ultimately to the benefit of CEIHL (“the IFC Loan Facility”), the Company granted CEIHL a period of exclusivity to negotiate and implement a restructuring plan designed to, inter alia, return the Group to solvency and to allow for the discharge of the Joint Provisional Liquidators (“JPLs”) by the Grand Court of the Cayman Islands (See Note 29(8)). A non-binding term sheet was subsequently executed by the JPLs with CEIHL on March 30, 2014.

On May 13, 2014, the Group signed Amendment and Restatement Agreement to the Loan Agreement (“the Loan Agreement”) with CEIHL. The parties to the Loan Agreement have agreed to amend and restate the terms and conditions of the IFC C Loan as set out in this Agreement. Pursuant to the Loan Agreement, 1) the Registration Rights Agreement under IFC C Loan was terminated; 2) CEIHL agrees that it shall advance by way of an IFC D Loan to the Group, which was defined in the Second Amendment and Restated Loan Agreement signed by the same parties on the same day with the Loan Agreement. Subject to the Second Amendment and Restated Loan Agreement, the IFC C Loan consisting of a principal amount of US$ 17,000; and the IFC D Loan consisting of a principal amount of RMB 87,103(US$13,981). Both of the loans are convertible into Class A Ordinary Shares at the Conversion Rate defined in the agreement. Both of the loans shall be repaid on the Maturity Date, 3 years after the date of the Effective Date, which is defined as the date of the discharge of the JPLs in accordance with the Restructuring Agreement. The interest rate is 3% per annum for any interest period and applied to the both loans.

6)        Accounts Receivable Transfer

In March 2013, the Group entered into an Accounts Receivable Transfer Agreement (the “Agreement”) with Suzhou Qingrun. Pursuant to the Agreement, in which the Group disposed its interest associated with some of its prepaid and other current assets and other noncurrent assets amounting to RMB 164,680 in total to Suzhou Qingrun at a consideration of RMB 35,000. The difference RMB 129,680 was written off as of Dec 31, 2012.

7)        Default short-term borrowings

Loans obtained in year 2013 amounting to RMB 78,630 have been subsequently overdue for repayment, which was still outstanding by the date of issuance of the financial statements.

Loans obtained in fist half year of 2014 amounting to RMB 25,000 has fell due for repayment, which is still outstanding by the date of issuance of financial statements.

Management expects to obtain financing of RMB 83,000 from Restructuring Plan (See Note 29(8)) to repay certain of the default short-term borrowings above.

8)        Appointment and dismissal of JPLs and the Company’s Restructuring Plan

In March 2013, three members of the Board of Directors — two of which held positions on the Audit Committee — resigned stating that they were unable to effectively discharge their duties in light of the refusal of Dr. Jin Huang, the CEO of the Company, to resign or take a leave of absence from her leadership positions within the Group whilst the Audit Committee Investigation was ongoing. PricewaterhouseCoopers Zhong Tian CPAs Limited Company (“PwC”), Fenwick & West LLP (“Fenwick & West”) and Ernst & Young Hua Ming CPAs Limited Company (“Ernst & Young”) all resigned from their respective roles shortly thereafter. The Company subsequently appointed replacements for each of the above, being Marcum Bernstein & Pinchuk LLP (“MarcumBP”) as auditors, and DLA Piper LLP (“DLA”) and Deloitte Financial Advisory Services LLP (“Deloitte”) to assist with the Audit Committee Investigation.

On June 10, 2013, Edward Middleton, Wing Sze Tiffany Wong and Kris Beighton of KPMG were appointed as JPLs pursuant to an order (the “Order”) by the Grand Court of the Cayman Islands (the “Cayman Court”) to, among other things, take all necessary actions to protect the Group’s assets, including taking any necessary steps to ensure the good management and security of the assets and undertakings of the Company’s operating subsidiaries and consolidated affiliates.

On September 23, 2013, JPLs formed a committee comprising of creditors and shareholders of the Group (the “Stakeholder Committee”).  On November 13, 2013, the Cayman Court sanctioned the recommencement of the Audit Committee Investigation following an application, which was brought by the JPLs with the support of the members of the Stakeholder Committee. Engagement letters were subsequently finalized with DLA and Deloitte to complete the Audit Committee Investigation, with the assistance of third party funding which the JPLs negotiated on the Company’s behalf.

On February 20, 2014, the JPLs received the report on the Audit Committee Investigation from DLA. In summary, this report concluded that there was insufficient evidence to substantiate the allegations as to questionable or inappropriate conduct, which had been made against the directors, officers and employees of the Group.  However, the report advised that the Group’s corporate governance structure needed improvement. Shortly after receiving this report, the JPLs re-commenced negotiations with parties who had previously expressed an interest in providing long term funding to the Group.

Upon the satisfaction of conditions and deliverables under the restructuring agreement (the “Restructuring Agreement”) and associated agreements to implement the core parts of the restructuring plan sanctioned by the Cayman Court pursuant to its order dated May 7, 2014 (the “Restructuring Plan”), the Court approved the return of management to the Company’s Board of Directors (as reconstituted pursuant to the Restructuring Plan).

On May 1, 2014, the Company entered into Restructuring Agreement with CEIHL, according to which, CEIHL, will provide for funding for the Company approximately RMB 299,044 (US$48,000) in total, comprising the amounts paid, or procured to be paid, by CEIHL or its nominee in satisfaction of and/or discharge of and/or to purchase certain onshore debt with estimated pay off value of approximately RMB 83,000; and the remaining as defined in USD Facility Loan Agreement, which was agreed by both parties in Second Amendment and Restated Loan Agreement (See Note 29(5)). To the extent that the onshore debt is less than the expected pay off value, CEIHL shall lend a corresponding additional amount of funds to the Group offshore and the total amount paid under this Restructuring Agreements thus equals US$48,000 (and no less), in exchange for a right to convert the principal outstanding under the USD Facility Agreement (as may be increased in accordance with this clause, but not taking into account any principal that relates to capitalized interest) into an aggregate of not more than an 85% economic interest in the Company, with 50.1 % of the voting rights in the Company.

Under the Second Amended and Restated Loan Agreement and related financing documents,  under the IFC D Loan Facility, CEIHL assigned approximately RMB 31,150 (US$ 5,000) each of its commitments to Baring and SummitView. Baring and SummitView each funded a loan of US$ 5,000 to the Company by the date of issuance of financial statements.

9)        Lawsuit against Changsha K-12

In February 2013, Changsha K-12 Experimental School was involved in a civil lawsuit in Hunan Province High Court, a cooperation dispute on host right of Tongshenghu, amounting to RMB 168,000 as the plaintiff’s claim. However, since the case was not yet entered into hearing, it was too early to make an estimate of result.

10) Updated progress of law suite

For details, see Note 19 - Contingencies.